Debt - Repayments of Long-term Debt (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Dec. 17, 2025	Jul. 31, 2025	Jun. 30, 2024	Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2020
Debt Instrument [Line Items]
Repayment of long-term debt					$ 534,167	$ 601,536	$ 400,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Repayment of long-term debt		$ 60,200			60,167	0	0
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Repayment of long-term debt			$ 101,500	$ 153,000	$ 0	101,536	0
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%				0.00%			0.00%
Repayment of long-term debt	$ 474,000					0	0
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate					1.00%
Repayment of long-term debt					$ 0	500,000	0
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Stated interest rate					0.50%
Repayment of long-term debt					$ 0	$ 0	$ 400,000